UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21863

Claymore/Raymond James SB-1 Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

RYJ Claymore/Raymond James SB-1 Equity Fund

Portfolio of Investments

November 30, 2007 (Unaudited)

Number of Shares		Value
	Total Investments - 100.0%
	Long-Term Investments - 99.4%
	Common Stocks - 91.9%
	Communications Equipment - 6.3%
123,500	ADC Telecommunications, Inc. (a)	$2,045,160
1,321,000	Avanex Corp. (a)	1,981,500
69,400	EMS Technologies, Inc. (a)	2,020,234
31,900	Harris Corp.	2,002,363
81,300	KVH Industries, Inc. (a)	706,497
121,700	Motorola, Inc.	1,943,549
292,500	Orbcomm, Inc. (a)	2,278,575
300,000	Sonus Networks, Inc. (a)	1,974,000
		14,951,878
	Computers & Peripherals - 0.4%
891,700	Concurrent Computer Corp. (a)	838,198
	Consumer Discretionary - 14.7%
18,100	Autozone, Inc. (a)	2,020,503
43,200	Best Buy Co., Inc.	2,205,360
127,000	California Pizza Kitchen, Inc. (a)	2,020,570
45,100	Carnival Corp. (Panama)	2,034,912
44,100	Culp, Inc. (a)	366,912
50,900	Darden Restaurants, Inc.	2,025,311
70,600	Ethan Allen Interiors, Inc.	2,016,336
70,100	Home Depot, Inc.	2,002,056
122,600	Lithia Motors, Inc. - Class A	1,912,560
82,000	Lowe’s Cos., Inc.	2,001,620
67,100	Marvel Entertainment, Inc. (a)	1,858,670
62,800	O’Reilly Automotive, Inc. (a)	2,063,608
502,800	Pier 1 Imports, Inc. (a)	2,071,536
43,400	Polaris Industries, Inc.	1,977,304
50,600	Royal Caribbean Cruises Ltd. (Liberia)	2,052,336
161,000	Stanley Furniture Co., Inc.	1,806,420
81,200	Urban Outfitters, Inc. (a)	2,127,440
26,900	Whirl Pool Corp.	2,177,824
		34,741,278
	Consumer Staples - 0.8%
48,000	CVS Caremark Corp.	1,924,320
	Electronic Equipment & Instruments - 4.2%
167,000	Cogent, Inc. (a)	1,853,700
99,800	Ingram Micro, Inc. - Class A (a)	1,986,020
102,100	Insight Enterprises, Inc. (a)	2,022,601
109,600	L-1 Identity Solutions, Inc. (a)	2,036,368
55,400	Tech Data Corp. (a)	2,083,594
		9,982,283
	Energy - 11.9%
20,600	Apache Corp.	1,993,874
25,000	Baker Hughes, Inc.	2,006,750
22,600	Cameron International Corp. (a)	2,106,998
92,000	Continental Resources, Inc. (a)	2,191,440
135,700	Delta Petroleum Corp. (a)	2,085,709
99,700	InterOil Corp. (Canada) (a)	2,248,235
38,000	Lufkin Industries, Inc.	1,976,380
31,400	National Oilwell Varco, Inc. (a)	2,139,910
40,400	Noble Corp. (Cayman Islands)	2,106,052
27,400	Occidental Petroleum Corp.	1,911,698
21,600	Schlumberger Ltd. (Netherland Antilles)	2,018,520
24,115	Transocean, Inc. (Cayman Islands)	3,310,872
38,000	Whiting Petroleum Corp. (a)	2,003,360
		28,099,798
	Financials - 7.9%
38,500	Allstate Corp. (The)	1,968,120
43,700	American Physicians Service Group, Inc.	852,150
49,200	Argo Group International Holdings Ltd. (Bermuda) (a)	1,943,892
148,839	Cardinal Financial Corp.	1,425,878
38,000	Chubb Corp.	2,072,900
120,400	CoBiz Financial, Inc.	1,967,336
142,200	First State Bancorporation	2,078,964
67,700	HCC Insurance Holdings, Inc.	2,081,098
38,900	Nexity Financial Corp. (a)	284,359
71,800	Pinnacle Financial Partners, Inc. (a)	2,091,534
36,600	Reinsurance Group of America, Inc.	1,980,426
		18,746,657
	Health Care - 9.6%
46,600	Amedisys, Inc. (a)	1,987,956
100,100	Bradley Pharmaceuticals, Inc. (a)	1,970,969
90,500	Eclipsys Corp. (a)	2,099,600
145,900	HLTH Corp. (a)	2,041,141
35,000	Icon PLC - ADR (Ireland) (a)	2,075,850
29,900	Johnson & Johnson	2,025,426
50,700	Kendle International, Inc. (a)	2,188,719
146,000	Noven Pharmaceuticals, Inc. (a)	2,311,180
86,500	Pfizer, Inc.	2,055,240
51,400	Psychiatric Solutions, Inc. (a)	1,877,642
40,400	Universal Health Services, Inc. - Class B	2,058,380
		22,692,103
	Industrials - 11.5%
106,600	Argon ST, Inc. (a)	1,942,252
131,400	Casella Waste Systems, Inc. - Class A (a)	1,967,058
49,000	Con-Way, Inc.	2,071,720
34,400	EDO Corp.	1,920,208
33,700	Harsco Corp.	2,024,359
151,000	Heartland Express, Inc.	2,194,030
78,700	Herman Miller, Inc.	2,160,315
34,474	JA Solar Holdings Co. Ltd. - ADR (Cayman Islands) (a)	2,045,687
79,000	JB Hunt Transport Services, Inc.	2,076,910
117,500	Knoll, Inc.	2,053,900
52,800	Landstar System, Inc.	2,100,384
156,600	PGT, Inc. (a)	864,432
59,550	Republic Services, Inc.	1,975,273
46,800	Ryanair Holdings PLC - ADR (Ireland) (a)	1,898,676
		27,295,204
	Materials - 0.9%
55,100	Scotts Miracle-Gro Co. (The) - Class A	2,033,741
	Semiconductors - 9.1%
107,000	Altera Corp.	2,009,460
68,400	Diodes, Inc. (a)	2,012,328
79,900	Intel Corp.	2,083,792
220,900	Micron Technology, Inc. (a)	1,837,888
89,600	National Semiconductor Corp.	2,048,256
63,650	Nvidia Corp. (a)	2,007,521
328,200	RF Micro Devices, Inc. (a)	1,896,996
226,700	Skyworks Solutions, Inc. (a)	2,058,436
63,800	Texas Instruments, Inc.	2,014,166
38,700	Trina Solar Ltd. - ADR (Cayman Islands) (a)	1,658,295
88,400	Xilinx, Inc.	1,935,960
		21,563,098
	Software & Services - 6.1%
55,200	Akamai Technologies, Inc. (a)	2,100,912
484,700	Art Technology Group, Inc. (a)	2,026,046
42,800	Automatic Data Processing, Inc.	1,928,568
45,800	Global Payments, Inc.	1,979,476
83,500	Interactive Intelligence, Inc. (a)	2,177,680
105,500	Nuance Communications, Inc. (a)	2,128,990
46,000	VeriFone Holdings, Inc. (a)	2,209,380
		14,551,052
	Telecommunications - 8.5%
43,900	American Tower Corp. - Class A (a)	1,999,206
48,900	Cbeyond, Inc. (a)	2,022,993
214,600	Centennial Communications Corp. (a)	1,909,940
39,400	Embarq Corp.	2,007,430
56,700	Leap Wireless International, Inc. (a)	1,968,057
121,700	MetroPCS Communications, Inc. (a)	2,081,070
38,200	NII Holdings, Inc. (a)	2,107,112
71,600	NTELOS Holdings Corp.	1,899,548
177,400	PAETEC Holding Corp. (a)	1,898,180
58,800	SBA Communications Corp. - Class A (a)	2,201,472
		20,095,008
	Total Common Stocks - 91.9%
	(Cost $211,053,989)	217,514,618
	Master Limited Partnerships - 7.5%
	Energy - 6.6%
61,300	Energy Transfer Equity LP	2,115,463
39,200	Energy Transfer Partners LP	2,018,800
61,700	Enterprise Products Partners LP	1,928,742
62,900	Inergy LP	2,031,670
82,300	Magellan Midstream Holdings LP	2,130,747
74,400	Targa Resources Partners LP	2,120,400
66,800	Teekay LNG Partners LP (Marshall Islands)	1,980,620
53,200	Teekay Offshore Partners LP (Marshall Islands)	1,369,900
		15,696,342
	Utilities - 0.9%
47,100	Suburban Propane Partners LP	2,015,409
	Total Master Limited Partnerships
	(Cost $15,674,159)	17,711,751
	Total Long-Term Investments - 99.4%
	(Cost $226,728,148)	235,226,369

Principal Amount
	Short-Term Investments - 0.6%
	U.S. Government and Agency Securities - 0.6%
$1,365,000	Federal Home Loan Bank Discount Note, maturing 12/3/07, yielding 2.47%	1,364,813
	(Cost $1,364,813)

	Total Investments - 100.0%
	(Cost $228,092,961)	236,591,182
	Liabilities in excess of Other Assets - (0.0%)	(58,913)
	Net Assets - 100.0%	$236,532,081

ADR - American Depositary Receipt

LP - Limited Partnership

(a)    Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	88.7%
Cayman Islands	3.9%
Ireland	1.7%
Marshall Islands	1.4%
Canada	0.9%
Liberia	0.9%
Panama	0.9%
Netherlands Antilles	0.8%
Bermuda	0.8%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Raymond James SB-1 Equity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2008

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	January 25, 2008